Investment Objectives and Goals - ATAC Rotation Fund	Jun. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ATAC Rotation Fund – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ATAC Rotation Fund (the “Fund”) seeks to achieve absolute positive returns over time.